(Loss)/gain on disposals - West Rigel Transferred to Asset Held for Sale (Details) - USD ($) $ in Millions			12 Months Ended
		Dec. 02, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 19, 2015	Jul. 21, 2014	Jan. 02, 2014
Significant Acquisitions and Disposals [Line Items]
Book value on disposal			$ 16,409	$ 17,175
(Loss)/gain on disposals	[1]		63	(632)	$ (61)
Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal			14,930	$ 15,145	$ 12
West Rigel | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal		$ 210	210
(Loss)/gain on disposals		$ 82	$ 82
Seadrill Operating LP
Significant Acquisitions and Disposals [Line Items]
Ownership interest, percentage						42.00%	42.00%	70.00%

[1]	Includes transactions with related parties. Refer to Note 31.